Label	Element	Value
Clearwater Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Clearwater Core Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.52%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The equity securities in which the Fund primarily invests are common and preferred stocks. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates LLC (“Parametric”) and AQR Capital Management, LLC (“AQR”). Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.
Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 40% to 60% of the Fund’s total assets will be allocated to Parametric and the remaining assets will be allocated to AQR.
Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P 500® Index as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the S&P 500® Index at any given time. As of December 31, 2023, the market capitalization of the companies included in the S&P 500® Index was between $4.921 billion and $2.994 trillion.
AQR’s strategy invests, under normal market conditions, at least 80% of the net assets, plus the amount of any borrowings for investment purposes, of the portion of the Fund it manages in equity or equity-related securities (including futures contracts). AQR follows a disciplined, systematic approach that employs multiple measures of value, momentum and quality and seeks to invest in attractively valued companies with positive momentum and a stable business. AQR’s approach generally invests in large cap U.S. companies, which it generally considers to be those companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. AQR may rely heavily on quantitative models as part of its investment strategy.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund’s shares for each of the past 10 calendar years. The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Russell 1000® Index, which represents a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Russell 1000® Index, which represents a broad measure of market performance and is generally representative of the market sectors or types of investments in which the Fund invests.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above, the highest and lowest quarterly returns were as follows: Highest: 21.03% in 2nd Quarter 2020 Lowest: (21.87)% in 1st Quarter 2020
Performance Table Heading	rr_PerformanceTableHeading	Clearwater Core Equity Fund Average Annual Total Returns (For the Periods Ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or individual retirement account, after-tax returns are not relevant.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sale of Fund shares to be greater than the returns after taxes on distributions or even the returns before taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or individual retirement account, after-tax returns are not relevant.

Clearwater Core Equity Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Please remember that with any mutual fund investment you may lose money.
Clearwater Core Equity Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Clearwater Core Equity Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk
The price of equity securities may fluctuate, sometimes rapidly and unpredictably. Market risk may impact individual securities based on general market or economic conditions and/or real or perceived factors affecting specific industries or individual company fundamentals. These factors may include corporate earnings outlooks, changes in interest rates, investor sentiment, or industry competitive conditions. Additionally, events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also have a significant impact. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline, and are also generally more volatile than fixed income markets.

Clearwater Core Equity Fund | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Active Management Risk
The adviser may actively allocate the Fund’s assets among subadvisers and, in addition, certain subadvisers provide active management. As a result, the Fund’s performance will reflect in part the adviser’s or subadvisers’ ability to make investment decisions that are suited to achieving the Fund’s investment objective. To the extent it is actively managed, the Fund could under-perform other mutual funds with similar investment objectives.

Clearwater Core Equity Fund | Passive Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Passive Management Risk
Because a portion of the Fund is managed to seek investment results that track, before fees and expenses, those of the Index, the Fund faces a risk of poor performance if:
•	The S&P 500® Index declines generally or performs poorly relative to other indexes or individual stocks.
•	The stocks of companies which comprise the S&P 500® Index fall out of favor with investors.
•	An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the S&P 500® Index.
In addition, the performance of the portion of the Fund and the index may differ due to factors such as the use of representative sampling, the fees and expenses of the Fund, transaction costs, and the use of a tax-managed strategy in seeking to track the index. The difference in performance is referred to as “tracking error.”

Clearwater Core Equity Fund | Multi Manager Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Multi-Manager Risk
Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security’s cost. As a general proposition, a multi-manager approach increases the Fund’s portfolio turnover rate over the portfolio turnover rate of a single manager fund which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions and other transaction costs. The subadvisers selected may under-perform the market generally or other subadvisers that could have been selected for the Fund.

Clearwater Core Equity Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Clearwater Core Equity Fund | Small and Medium Sized Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small- and Medium-Sized Company Risk
Stocks of small- and medium-sized companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small- and medium-sized companies at the desired time and price.

Clearwater Core Equity Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk
In general, a derivative instrument, including a futures contract, typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Clearwater Core Equity Fund | Model and Data Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Model and Data Risk
One or more of the Fund’s subadvisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Clearwater Core Equity Fund | Tax Managed Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Tax-Managed Investment Risk
Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable rates. Use of a tax-managed strategy for a portion of the Fund’s assets may affect the investment decisions made for the Fund. For example, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although a smaller portion of the Fund’s total return may consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. Although a tax-managed strategy is used with respect to a portion of the Fund’s assets, the Fund can realize capital gains.

Clearwater Core Equity Fund | Investment Style Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Investment Style Risks:

•	Value Investing Risk
To the extent a Fund subadviser employs a value style strategy, that portion of the Fund’s assets is subject to the possibility that value stocks may fall out of favor or perform poorly relative to other types of investments. With value investing, there is the risk that the market will not recognize that the securities selected are undervalued and they might not appreciate in value in the way the subadviser anticipates.

•	Growth Investing Risk
To the extent a Fund subadviser employs a growth style strategy, that portion of the Fund’s assets is subject to the possibility that these stocks can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. Growth investing does not guarantee a profit or eliminate risk.

•	Momentum Investing Risk
Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Clearwater Core Equity Fund | Preferred Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Preferred Securities Risk
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Clearwater Core Equity Fund | Clearwater Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	$ 92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	$ 1,108
2014	rr_AnnualReturn2014	9.23%
2015	rr_AnnualReturn2015	(0.71%)
2016	rr_AnnualReturn2016	10.98%
2017	rr_AnnualReturn2017	23.26%
2018	rr_AnnualReturn2018	(6.61%)
2019	rr_AnnualReturn2019	29.11%
2020	rr_AnnualReturn2020	16.54%
2021	rr_AnnualReturn2021	27.44%
2022	rr_AnnualReturn2022	(16.58%)
2023	rr_AnnualReturn2023	25.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.87%)
1 Year	rr_AverageAnnualReturnYear01	25.71%
5 Years	rr_AverageAnnualReturnYear05	14.99%
10 Years	rr_AverageAnnualReturnYear10	10.79%
Clearwater Core Equity Fund | Return After Taxes on Distributions | Clearwater Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.29%
5 Years	rr_AverageAnnualReturnYear05	14.47%
10 Years	rr_AverageAnnualReturnYear10	9.72%
Clearwater Core Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Clearwater Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.52%	[1]
5 Years	rr_AverageAnnualReturnYear05	12.03%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.54%	[1]
Clearwater Core Equity Fund | Russell 1000® Index (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.53%
5 Years	rr_AverageAnnualReturnYear05	15.52%
10 Years	rr_AverageAnnualReturnYear10	11.80%

[1]	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sale of Fund shares to be greater than the returns after taxes on distributions or even the returns before taxes.